Borrowings - Lines of Credit (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Revolving Credit Facility
Lines of Credit
Amount of credit facility	$ 10,000
Borrowings outstanding	0
Three-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 2,500
Credit facility term	3 years
Five-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 7,500
Credit facility term	5 years